Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.1%
Atacadao SA	11,989	$27,622
B3 SA - Brasil, Bolsa, Balcao	113,905	307,786
Banco Bradesco SA	30,313	87,945
Banco do Brasil SA	16,853	185,819
CCR SA	19,912	54,776
Cia. de Saneamento Basico do Estado de Sao Paulo	6,783	93,103
Energisa SA	4,446	47,675
Equatorial Energia SA	20,482	141,733
Hapvida Participacoes e Investimentos SA(a)(b)	96,558	85,728
Klabin SA	14,193	65,082
Localiza Rent a Car SA	17,690	215,786
Localiza Rent a Car SA, NVS(b)	111	1,274
Lojas Renner SA	18,905	62,875
Natura & Co. Holding SA(b)	17,043	57,098
Raia Drogasil SA	25,508	145,521
Rede D’Or Sao Luiz SA(a)	11,343	61,300
Rumo SA	25,232	117,393
Sendas Distribuidora SA	26,657	70,027
Telefonica Brasil SA	7,809	83,705
Tim SA	16,388	57,401
TOTVS SA	10,659	72,135
		2,041,784
Cayman Islands — 0.1%
MINISO Group Holding Ltd., NVS	7,828	50,319

Chile — 0.5%
Banco de Chile.	878,921	98,841
Banco de Credito e Inversiones SA	1,403	37,678
Banco Santander Chile	1,311,977	64,407
Cencosud SA	25,631	47,609
Empresas CMPC SA	23,218	44,911
Falabella SA	17,252	40,287
		333,733
China — 27.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,800	11,789
3SBio Inc.(a)	38,000	35,294
AAC Technologies Holdings Inc.	9,500	26,712
Agricultural Bank of China Ltd., Class A	104,500	53,518
Agricultural Bank of China Ltd., Class H	551,000	203,392
AIMA Technology Group Co. Ltd.	1,900	7,637
Air China Ltd., Class A(b)	11,400	12,872
Air China Ltd., Class H(b)	38,000	25,580
Akeso Inc.(a)(b)	8,000	51,050
Alibaba Group Holding Ltd.(b)	319,200	2,967,095
Alibaba Health Information Technology Ltd.(b)	114,000	64,676
BAIC BluePark New Energy Technology Co. Ltd., Class A	9,500	8,601
Baidu Inc.(b)	43,940	652,030
Bank of China Ltd., Class A	43,700	24,397
Bank of China Ltd., Class H	1,558,000	570,834
Bank of Communications Co. Ltd., Class A	51,300	41,901
Bank of Communications Co. Ltd., Class H	171,000	100,792
Bank of Ningbo Co. Ltd., Class A	7,600	24,349
Beijing Enterprises Water Group Ltd.	76,000	15,269
Beijing Kingsoft Office Software Inc., Class A	478	20,183
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,900	5,724
Beijing Shiji Information Technology Co. Ltd., Class A(b)	2,876	4,299
Beijing Tongrentang Co. Ltd., Class A	1,900	14,131
Bilibili Inc.(b)	3,800	43,734
Security	Shares	Value

China (continued)
BOC Aviation Ltd.(a)	3,800	$27,341
Bosideng International Holdings Ltd.	76,000	31,869
BYD Co. Ltd., Class A	2,100	58,451
BYD Co. Ltd., Class H	20,500	550,970
China CITIC Bank Corp. Ltd., Class H	190,000	85,828
China Construction Bank Corp., Class A	11,400	10,204
China Construction Bank Corp., Class H	1,881,000	1,087,582
China Everbright Bank Co. Ltd., Class A	58,900	23,813
China Everbright Bank Co. Ltd., Class H	57,000	16,270
China Everbright Environment Group Ltd.	76,000	24,991
China Feihe Ltd.(a)	76,000	44,533
China International Capital Corp. Ltd., Class A	3,800	21,588
China International Capital Corp. Ltd., Class H(a)	30,400	48,019
China Jushi Co. Ltd., Class A	5,871	9,098
China Life Insurance Co. Ltd., Class A	1,900	7,986
China Life Insurance Co. Ltd., Class H	152,000	205,883
China Literature Ltd.(a)(b)	7,600	25,909
China Medical System Holdings Ltd.	19,000	36,497
China Meheco Co. Ltd., Class A	1,900	3,196
China Mengniu Dairy Co. Ltd.	64,000	200,537
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	9,500	13,852
China Minsheng Banking Corp. Ltd., Class A	46,576	25,095
China Minsheng Banking Corp. Ltd., Class H	123,500	41,275
China Overseas Land & Investment Ltd.	76,000	140,332
China Railway Signal & Communication Corp. Ltd., Class A	11,600	7,054
China Resources Land Ltd.	60,000	219,671
China Resources Mixc Lifestyle Services Ltd.(a)	15,200	57,462
China Resources Pharmaceutical Group Ltd.(a)	28,500	17,765
China Ruyi Holdings Ltd.(b)	152,000	34,435
China Southern Airlines Co. Ltd., Class A(b)	12,300	10,576
China Southern Airlines Co. Ltd., Class H(b)	38,000	18,230
China Tourism Group Duty Free Corp. Ltd.(a)	1,900	20,640
China Tourism Group Duty Free Corp. Ltd., Class A	1,900	23,688
China Vanke Co. Ltd., Class A	13,300	21,269
China Vanke Co. Ltd., Class H	39,900	40,272
China Zheshang Bank Co. Ltd., Class A	27,020	9,566
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,800	34,681
Chow Tai Fook Jewellery Group Ltd.(c)	41,800	60,685
CITIC Securities Co. Ltd., Class A	13,300	39,889
CITIC Securities Co. Ltd., Class H	38,000	78,882
CMOC Group Ltd., Class A	36,100	26,338
CMOC Group Ltd., Class H	57,000	32,571
Contemporary Amperex Technology Co. Ltd., Class A	4,980	116,386
Country Garden Services Holdings Co. Ltd.	45,000	42,474
CSC Financial Co. Ltd., Class A	5,700	20,556
CSPC Pharmaceutical Group Ltd.	190,000	171,114
Dongfeng Motor Group Co. Ltd., Class H	38,000	19,065
East Buy Holding Ltd.(a)(b)	9,500	35,258
Far East Horizon Ltd.	38,000	27,823
Foxconn Industrial Internet Co. Ltd., Class A	15,200	32,128
Ganfeng Lithium Co. Ltd., Class H(a)(c)	7,600	24,309
Ganfeng Lithium Group Co. Ltd., Class A	1,900	10,371
GDS Holdings Ltd.(b)	19,000	24,117
Geely Automobile Holdings Ltd.	114,000	124,041
GEM Co. Ltd., Class A	8,400	6,628
Gemdale Corp., Class A	3,800	2,723
Genscript Biotech Corp.(b)	18,000	50,029
Great Wall Motor Co. Ltd.	1,900	7,149
Great Wall Motor Co. Ltd., Class H	47,500	68,448
Greentown China Holdings Ltd.	19,000	20,211

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,924	$8,114
Guoyuan Securities Co. Ltd., Class A	3,800	3,664
H World Group Ltd., ADR(b)	4,066	148,734
Haitong Securities Co. Ltd., Class A	11,400	15,500
Haitong Securities Co. Ltd., Class H	53,200	29,813
Hangzhou Robam Appliances Co. Ltd., Class A	1,900	6,167
Hansoh Pharmaceutical Group Co. Ltd.(a)	38,000	76,797
Hengan International Group Co. Ltd.	9,500	34,661
Huatai Securities Co. Ltd., Class A	9,500	19,031
Huatai Securities Co. Ltd., Class H(a)	26,600	33,271
Huaxia Bank Co. Ltd., Class A	17,100	13,880
Hundsun Technologies Inc., Class A	2,278	9,571
Hygeia Healthcare Holdings Co. Ltd.(a)	7,600	46,741
Industrial & Commercial Bank of China Ltd., Class A	79,800	53,710
Industrial & Commercial Bank of China Ltd., Class H	1,273,000	605,728
Industrial Bank Co. Ltd., Class A	24,700	50,448
Industrial Securities Co. Ltd., Class A	11,460	9,745
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,600	29,005
JD Health International Inc.(a)(b)	21,850	103,877
JD.com Inc.	46,550	634,947
Jiangsu Hengrui Medicine Co. Ltd., Class A	7,600	51,036
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	3,800	6,728
Kanzhun Ltd., ADR(b)	4,332	71,608
Kingboard Holdings Ltd.	9,500	22,871
Kingdee International Software Group Co. Ltd.(b)	57,000	79,128
Kingnet Network Co. Ltd.	3,800	6,211
Kingsoft Corp. Ltd.	19,000	60,682
Kuaishou Technology(a)(b)	45,600	336,225
Li Auto Inc.(b)	22,838	422,271
Longfor Group Holdings Ltd.(a)	38,000	67,188
Meituan, Class B(a)(b)	98,800	1,143,758
Microport Scientific Corp.(b)	17,100	27,394
Ming Yang Smart Energy Group Ltd., Class A	1,900	3,580
NavInfo Co. Ltd., Class A(b)	3,800	5,211
NetEase Inc.	38,075	858,909
NIO Inc., ADR(b)(c)	27,151	197,388
Nongfu Spring Co. Ltd., Class H(a)	38,000	216,744
Orient Securities Co. Ltd., Class A	9,900	12,067
People’s Insurance Co. Group of China Ltd. (The), Class A	11,400	8,061
People’s Insurance Co. Group of China Ltd. (The), Class H	171,000	55,392
Pharmaron Beijing Co. Ltd., Class A	2,700	12,616
Ping An Bank Co. Ltd., Class A	24,700	33,458
Ping An Healthcare and Technology Co. Ltd.(a)(b)	11,400	25,435
Ping An Insurance Group Co. of China Ltd., Class A	11,400	65,125
Ping An Insurance Group Co. of China Ltd., Class H	133,000	610,025
Pop Mart International Group Ltd.(a)	7,600	22,806
Postal Savings Bank of China Co. Ltd., Class A	39,900	24,501
Postal Savings Bank of China Co. Ltd., Class H(a)	152,000	67,430
SF Holding Co. Ltd., Class A	5,700	33,669
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	45,600	43,285
Shanghai Electric Group Co. Ltd., Class A(b)	17,583	10,854
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,800	14,837
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	21,008
Shanghai M&G Stationery Inc., Class A	1,900	10,563
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,800	9,555
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,200	22,034
Shanghai Pudong Development Bank Co. Ltd., Class A	36,100	34,590
Security	Shares	Value

China (continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,530	$8,128
Shanghai Rural Commercial Bank Co. Ltd.	10,899	8,737
Shenzhen Inovance Technology Co. Ltd., Class A	1,950	17,986
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,900	77,227
Shenzhou International Group Holdings Ltd.	15,200	152,559
Sino Biopharmaceutical Ltd.	209,000	102,520
Sinopharm Group Co. Ltd., Class H	22,800	56,504
Sungrow Power Supply Co. Ltd., Class A	1,900	22,096
Sunny Optical Technology Group Co. Ltd.	13,300	125,952
Sunwoda Electronic Co. Ltd., Class A	1,900	4,044
TCL Technology Group Corp., Class A(b)	23,360	13,668
Tianqi Lithium Corp., Class A	1,900	13,315
Tongcheng Travel Holdings Ltd.(b)	22,800	41,915
Topsports International Holdings Ltd.(a)	38,000	30,884
Unisplendour Corp. Ltd., Class A(b)	3,800	10,754
Vipshop Holdings Ltd., ADR(b)(c)	6,821	109,341
Want Want China Holdings Ltd.	95,000	55,628
Western Mining Co. Ltd., Class A	3,800	6,817
WuXi AppTec Co. Ltd., Class A	3,860	44,521
WuXi AppTec Co. Ltd., Class H(a)	5,740	67,146
Wuxi Biologics Cayman Inc.(a)(b)	76,000	421,958
Xinyi Solar Holdings Ltd.	114,000	65,400
XPeng Inc.(b)	19,536	162,807
Xtep International Holdings Ltd.	28,500	16,457
Yadea Group Holdings Ltd.(a)	20,000	37,609
Yonyou Network Technology Co. Ltd., Class A	3,800	8,880
Yum China Holdings Inc.	8,132	351,140
Yunnan Baiyao Group Co. Ltd., Class A	2,440	17,172
Zai Lab Ltd.(b)	19,140	52,357
Zhejiang Expressway Co. Ltd., Class H	38,000	24,063
Zhejiang Supcon Technology Co. Ltd.	931	5,706
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,600	5,439
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	9,500	8,573
		18,078,432
Colombia — 0.1%
Bancolombia SA	5,035	39,770
Interconexion Electrica SA ESP	9,538	36,006
		75,776
Czech Republic — 0.1%
Komercni Banka AS	1,425	44,155
Moneta Money Bank AS(a)	6,707	26,223
		70,378
Egypt — 0.1%
Commercial International Bank Egypt SAE	32,770	50,801

Greece — 0.7%
Alpha Services and Holdings SA(b)	44,096	75,025
Eurobank Ergasias Services and Holdings SA, Class A(b)	52,534	96,840
Hellenic Telecommunications Organization SA	3,302	48,474
JUMBO SA	2,357	61,677
National Bank of Greece SA(b)	15,682	107,484
Piraeus Financial Holdings SA(b)	13,446	47,911
		437,411
Hungary — 0.4%
OTP Bank Nyrt	4,731	196,856
Richter Gedeon Nyrt	2,679	67,522
		264,378

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India — 16.8%
ABB India Ltd.	1,026	$54,421
Adani Green Energy Ltd.(b)	6,099	75,241
Ashok Leyland Ltd.	29,317	64,408
Asian Paints Ltd.	7,505	280,781
Astral Ltd.	2,394	56,039
AU Small Finance Bank Ltd.(a)	3,572	31,825
Axis Bank Ltd.	44,649	576,463
Bajaj Auto Ltd.	1,330	97,318
Bajaj Finance Ltd.	5,339	456,410
Bandhan Bank Ltd.(a)	14,088	38,249
Bank of Baroda	20,729	49,069
Berger Paints India Ltd.	6,052	41,685
Bharti Airtel Ltd.	43,719	532,795
Britannia Industries Ltd.	2,185	127,041
Cholamandalam Investment and Finance Co. Ltd.	8,493	114,002
Cipla Ltd.	10,089	146,664
Colgate-Palmolive India Ltd.	2,413	63,642
Cummins India Ltd.	2,717	62,229
DLF Ltd.	12,388	93,080
Eicher Motors Ltd.	2,736	128,014
Grasim Industries Ltd.	5,244	126,342
Havells India Ltd.	4,883	76,355
HCL Technologies Ltd.	18,601	299,729
HDFC Bank Ltd.	54,934	1,029,869
HDFC Life Insurance Co. Ltd.(a)	19,000	157,704
Hero MotoCorp Ltd.	2,128	97,573
Hindustan Unilever Ltd.	16,131	492,558
ICICI Lombard General Insurance Co. Ltd.(a)	4,752	84,439
ICICI Prudential Life Insurance Co. Ltd.(a)	6,851	46,245
IDFC First Bank Ltd.(b)	66,880	68,476
Indian Hotels Co. Ltd. (The), Class A	16,967	85,882
IndusInd Bank Ltd.	5,434	95,532
Info Edge India Ltd.	1,407	77,938
Infosys Ltd.	65,037	1,136,785
Kotak Mahindra Bank Ltd.	21,394	451,019
Mahindra & Mahindra Ltd.	18,202	360,054
Marico Ltd.	9,994	64,587
Mphasis Ltd.	1,501	42,473
Nestle India Ltd.	665	193,237
PI Industries Ltd.	1,653	74,745
Power Grid Corp. of India Ltd.	89,528	224,320
SBI Cards & Payment Services Ltd.	5,719	50,736
Shriram Transport Finance Co. Ltd.	5,548	133,655
Siemens Ltd.	1,729	75,916
Sona Blw Precision Forgings Ltd.(a)	8,170	54,712
State Bank of India	34,846	236,445
Supreme Industries Ltd.	1,273	67,730
Tata Communications Ltd.	2,128	43,521
Tata Consultancy Services Ltd.	17,917	750,740
Tata Consumer Products Ltd.	11,058	124,865
Tata Elxsi Ltd.	646	64,024
Tech Mahindra Ltd.	10,583	155,146
Titan Co. Ltd.	7,011	293,742
Torrent Pharmaceuticals Ltd.	2,128	54,173
Trent Ltd.	3,610	120,783
TVS Motor Co. Ltd.	4,674	104,679
Varun Beverages Ltd.	8,854	117,319
Wipro Ltd.	25,650	127,027
Zomato Ltd.(b)	101,235	144,218
		11,094,669
Indonesia — 2.4%
Bank Central Asia Tbk PT	1,084,900	627,922
Security	Shares	Value

Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	292,600	$99,554
Bank Rakyat Indonesia Persero Tbk PT	1,337,647	455,234
Kalbe Farma Tbk PT	416,100	43,376
Merdeka Copper Gold Tbk PT(b)	188,100	30,709
Sarana Menara Nusantara Tbk PT	400,900	25,842
Telkom Indonesia Persero Tbk PT	955,700	232,384
Unilever Indonesia Tbk PT	144,400	33,989
		1,549,010
Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	3,451	—

Kuwait — 1.2%
Gulf Bank KSCP	39,853	32,650
Kuwait Finance House KSCP	161,167	364,788
National Bank of Kuwait SAKP	144,039	412,606
		810,044
Malaysia — 2.0%
AMMB Holdings Bhd(c)	34,300	29,160
Axiata Group Bhd	55,100	26,730
CIMB Group Holdings Bhd	125,400	152,064
DiGi.Com Bhd	70,300	65,480
Gamuda Bhd	38,000	38,901
Hong Leong Bank Bhd	13,300	54,229
IHH Healthcare Bhd	39,900	49,999
Inari Amertron Bhd	57,000	35,775
Kuala Lumpur Kepong Bhd	9,500	44,640
Malayan Banking Bhd	106,400	205,103
Maxis Bhd	43,700	36,577
MR DIY Group M Bhd(a)	64,600	21,212
Nestle Malaysia Bhd	1,900	51,134
PPB Group Bhd	11,400	34,497
Press Metal Aluminium Holdings Bhd	72,200	74,413
Public Bank Bhd	284,200	260,509
RHB Bank Bhd	28,500	33,341
Sime Darby Bhd	55,100	29,228
Sime Darby Plantation Bhd	41,800	40,399
Telekom Malaysia Bhd	20,900	23,644
		1,307,035
Mexico — 2.9%
America Movil SAB de CV	361,000	326,529
Arca Continental SAB de CV	10,000	102,110
Banco del Bajio SA(a)	15,200	48,203
Coca-Cola Femsa SAB de CV	9,500	79,846
Gruma SAB de CV, Class B	3,705	68,663
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	5,700	51,754
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,600	115,765
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	89,718
Grupo Financiero Banorte SAB de CV, Class O	51,300	477,040
Kimberly-Clark de Mexico SAB de CV, Class A	30,400	61,505
Prologis Property Mexico SA de CV	13,300	57,263
Wal-Mart de Mexico SAB de CV	102,600	402,224
		1,880,620
Netherlands — 0.1%
NEPI Rockcastle NV	10,393	63,953

Peru — 0.2%
Credicorp Ltd.	1,311	164,570

Philippines — 0.4%
BDO Unibank Inc.	47,208	113,650
PLDT Inc.	1,425	32,923

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
SM Prime Holdings Inc.	212,800	$123,868
		270,441
Poland — 1.2%
Allegro.eu SA (a)(b)	10,318	74,617
Bank Polska Kasa Opieki SA	3,614	126,968
Budimex SA	247	34,232
CD Projekt SA	1,311	35,703
KGHM Polska Miedz SA	2,660	76,650
LPP SA	22	81,822
mBank SA(b)	304	42,844
Powszechna Kasa Oszczednosci Bank Polski SA(b)	17,214	204,772
Santander Bank Polska SA(b)	684	84,980
		762,588
Qatar — 0.8%
Commercial Bank PSQC (The)	63,593	92,968
Ooredoo QPSC	16,093	45,420
Qatar National Bank QPSC	90,231	388,690
		527,078
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(d)	12,190	2
Novolipetsk Steel PJSC(b)(d)	15,750	2
PhosAgro PJSC(b)(d)	563	—
PhosAgro PJSC, New(d)	11	—
Polyus PJSC(b)(d)	329	—
TCS Group Holding PLC, GDR(b)(d)(e)	1,183	—
VK Co. Ltd.(b)(d)	1,337	—
		4
Saudi Arabia — 3.3%
Al Rajhi Bank	38,304	780,774
Alinma Bank	19,190	183,231
Bank AlBilad	9,769	99,621
Banque Saudi Fransi	11,571	115,459
Dr Sulaiman Al Habib Medical Services Group Co.	1,729	129,606
Etihad Etisalat Co.	7,619	93,829
Jarir Marketing Co.	11,457	44,524
Mobile Telecommunications Co.	8,740	32,893
Riyad Bank	28,386	202,028
Saudi Basic Industries Corp.	17,499	369,921
Saudi Investment Bank (The)	10,127	40,503
Savola Group (The)	5,415	54,128
		2,146,517
South Africa — 5.2%
Absa Group Ltd.	16,500	152,177
Anglo American Platinum Ltd.	1,273	53,905
Aspen Pharmacare Holdings Ltd.	7,448	73,144
Bid Corp. Ltd.	6,650	145,786
Bidvest Group Ltd. (The)	5,643	70,576
Capitec Bank Holdings Ltd.	1,710	178,152
Clicks Group Ltd.	4,750	74,367
Discovery Ltd.	10,469	73,883
FirstRand Ltd.	98,344	351,785
Gold Fields Ltd.	17,575	269,309
Impala Platinum Holdings Ltd.	17,176	69,841
Kumba Iron Ore Ltd.	1,330	41,786
MTN Group Ltd.	32,946	179,987
Naspers Ltd., Class N	3,648	672,759
Nedbank Group Ltd.	8,683	98,478
Northam Platinum Holdings Ltd.	7,239	46,718
Old Mutual Ltd.	96,881	59,101
Pepkor Holdings Ltd.(a)	41,958	41,443
Remgro Ltd.	9,766	75,227
Security	Shares	Value

South Africa (continued)
Sanlam Ltd.	34,447	$124,092
Shoprite Holdings Ltd.	9,918	135,291
Standard Bank Group Ltd.	26,182	278,080
Vodacom Group Ltd.	11,609	59,735
Woolworths Holdings Ltd.	18,962	67,897
		3,393,519
South Korea — 6.9%
Amorepacific Corp.	589	58,841
Celltrion Healthcare Co. Ltd.	2,166	124,841
CJ CheilJedang Corp.	171	40,900
Coway Co. Ltd.	1,083	41,699
DB Insurance Co. Ltd.	931	60,069
Doosan Bobcat Inc.	1,045	36,935
Hana Financial Group Inc.	5,719	184,018
Hanon Systems	3,971	22,221
Hanwha Solutions Corp.(b)	2,128	55,091
HYBE Co. Ltd.(b)	399	66,373
Hyundai Engineering & Construction Co. Ltd.	1,501	41,608
Industrial Bank of Korea	5,700	52,165
JYP Entertainment Corp.	532	39,503
Kakao Corp.	6,099	238,732
KakaoBank Corp.	3,306	66,983
KB Financial Group Inc.	7,505	303,449
Korean Air Lines Co. Ltd.	3,629	62,872
KT Corp.	1,170	30,396
LG Display Co. Ltd.(b)	4,313	41,740
LG H&H Co. Ltd.	190	49,085
Lotte Chemical Corp.	388	46,192
Mirae Asset Securities Co. Ltd.	4,560	25,273
NCSoft Corp.	285	57,708
Netmarble Corp.(a)(b)	494	22,600
NH Investment & Securities Co. Ltd.	2,641	20,940
POSCO Future M Co. Ltd.	608	152,166
Samsung Electro-Mechanics Co. Ltd.	1,121	126,322
Samsung Fire & Marine Insurance Co. Ltd.	608	122,204
Samsung Life Insurance Co. Ltd.	1,558	84,226
Samsung SDI Co. Ltd.	1,083	394,349
Samsung SDS Co. Ltd.	801	104,156
Samsung Securities Co. Ltd.	1,216	36,864
Shinhan Financial Group Co. Ltd.	8,569	244,439
SK Biopharmaceuticals Co. Ltd.(b)	627	41,707
SK Bioscience Co. Ltd.(b)	551	28,906
SK Hynix Inc.	10,697	1,109,936
SK IE Technology Co. Ltd.(a)(b)	532	29,127
SK Square Co. Ltd.(b)	1,824	72,103
SK Telecom Co. Ltd.	893	36,131
SKC Co. Ltd.	361	26,989
Woori Financial Group Inc.	12,134	122,320
Yuhan Corp.	1,051	49,885
		4,572,064
Taiwan — 16.8%
Accton Technology Corp.	9,000	153,125
Advantech Co. Ltd.	7,599	85,849
ASE Technology Holding Co. Ltd.	60,000	245,017
Asustek Computer Inc.	12,000	151,303
AUO Corp.	133,000	69,797
Cathay Financial Holding Co. Ltd.	190,080	282,902
Chailease Holding Co. Ltd.	28,821	171,248
Chang Hwa Commercial Bank Ltd.	117,015	66,649
China Airlines Ltd.	57,000	38,523
China Development Financial Holding Corp.(b)	323,000	131,278

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	228,000	$190,954
Chunghwa Telecom Co. Ltd.	76,000	290,557
Compal Electronics Inc.	76,000	75,180
CTBC Financial Holding Co. Ltd.	342,000	299,333
Delta Electronics Inc.	39,000	394,458
E Ink Holdings Inc.	19,000	110,935
E.Sun Financial Holding Co. Ltd.	267,895	219,392
Eclat Textile Co. Ltd.	3,000	57,043
Eva Airways Corp.	57,000	57,113
Evergreen Marine Corp. Taiwan Ltd.	21,000	75,327
Far Eastern New Century Corp.	57,000	55,818
Far EasTone Telecommunications Co. Ltd.	38,000	100,797
First Financial Holding Co. Ltd.	214,340	189,925
Fubon Financial Holding Co. Ltd.	143,232	295,185
Hotai Motor Co. Ltd.	5,100	115,616
Hua Nan Financial Holdings Co. Ltd.	171,037	121,750
Innolux Corp.	160,570	64,879
Lite-On Technology Corp.	40,000	140,610
MediaTek Inc.	30,000	905,985
Mega Financial Holding Co. Ltd.	229,788	290,433
momo.com Inc.	1,100	18,227
Nan Ya Plastics Corp.	95,000	206,876
Nien Made Enterprise Co. Ltd.	3,000	32,631
Powerchip Semiconductor Manufacturing Corp.	57,000	54,920
President Chain Store Corp.	9,000	77,578
Shanghai Commercial & Savings Bank Ltd. (The)	79,225	114,199
Shin Kong Financial Holding Co. Ltd.(b)	266,000	76,653
SinoPac Financial Holdings Co. Ltd.	213,383	129,010
Taishin Financial Holding Co. Ltd.	228,372	133,752
Taiwan Business Bank	116,688	50,444
Taiwan Cooperative Financial Holding Co. Ltd.	198,973	171,386
Taiwan High Speed Rail Corp.	38,000	36,613
Taiwan Mobile Co.Ltd.	38,000	119,531
Taiwan Semiconductor Manufacturing Co. Ltd.	181,000	3,310,874
Unimicron Technology Corp.	26,000	147,407
United Microelectronics Corp.	228,000	356,537
Voltronic Power Technology Corp.	1,000	51,383
Wistron Corp.	57,000	166,070
WPG Holdings Ltd.	38,000	94,356
Yageo Corp.	6,775	130,241
Yuanta Financial Holding Co. Ltd.	193,249	160,788
		11,086,457
Thailand — 2.4%
Advanced Info Service PCL, NVDR	23,500	145,767
Airports of Thailand PCL, NVDR(b)	83,600	141,394
Asset World Corp. PCL, NVDR	172,300	18,144
Bangkok Dusit Medical Services PCL, NVDR	222,300	166,004
Berli Jucker PCL, NVDR	21,800	16,272
BTS Group Holdings PCL, NVDR	169,900	35,067
Bumrungrad Hospital PCL, NVDR	11,400	72,259
Central Pattana PCL, NVDR	43,700	84,250
Central Retail Corp. PCL, NVDR	38,000	40,805
Charoen Pokphand Foods PCL, NVDR	86,800	49,057
CP ALL PCL, NVDR	117,800	174,173
CP Axtra PCL	42,500	32,628
Delta Electronics Thailand PCL, NVDR	66,500	147,243
Home Product Center PCL, NVDR	123,600	41,468
Indorama Ventures PCL, NVDR	36,100	25,147
Intouch Holdings PCL, NVDR	19,000	37,721
Kasikornbank PCL, NVDR	11,700	42,569
Krung Thai Bank PCL, NVDR	76,000	39,340
Krungthai Card PCL, NVDR(c)	19,400	25,793

Security	Shares	Value

Thailand (continued)
Minor International PCL, NVDR	66,500	$51,567
SCB X PCL, NVS	17,100	48,263
SCG Packaging PCL, NVDR	27,000	29,633
Siam Cement PCL (The), NVDR	15,200	124,055
		1,588,619
Turkey — 0.6%
Akbank TAS	61,883	72,186
Haci Omer Sabanci Holding AS	19,608	41,389
Pegasus Hava Tasimaciligi AS(b)	817	19,972
Turk Hava Yollari AO(b)	10,735	93,395
Turkcell Iletisim Hizmetleri AS(b)	23,788	47,658
Turkiye Is Bankasi AS, Class C	68,780	51,167
Turkiye Sise ve Cam Fabrikalari AS	27,303	46,590
Yapi ve Kredi Bankasi AS	69,084	46,017
		418,374
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	57,439	131,377
Abu Dhabi Islamic Bank PJSC	29,431	81,740
Aldar Properties PJSC	77,235	120,305
Dubai Islamic Bank PJSC	57,532	86,456
Emirates NBD Bank PJSC	37,544	179,922
Emirates Telecommunications Group Co. PJSC	67,830	356,830
First Abu Dhabi Bank PJSC	86,488	323,104
		1,279,734

Total Common Stocks — 97.7%
(Cost: $66,352,124)		64,318,308

Preferred Stocks

Brazil — 1.9%
Banco Bradesco SA, Preference Shares, NVS	104,595	345,742
Gerdau SA, Preference Shares, NVS	22,895	101,636
Itau Unibanco Holding SA, Preference Shares, NVS	94,658	607,521
Itausa SA, Preference Shares, NVS	106,121	210,213
		1,265,112
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,774	140,392

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	8,854	61,292

Total Preferred Stocks — 2.2%
(Cost: $1,283,237)		1,466,796

Rights

China — 0.0%
Zhejiang Expressway Co. Ltd.,
(Expires 12/12/23, Strike Price HKD 4.06)	14,440	1,627

Thailand — 0.0%
SCC Rates, (Expires 12/11/23, Strike Price THB 11.50)	2,190	—

Total Rights — 0.0%
(Cost: $—)		1,627

Total Long-Term Investments — 99.9%
(Cost: $67,635,361)		65,786,731

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	378,209	$378,398

Total Short-Term Securities — 0.6%
(Cost: $378,381)		378,398

Total Investments — 100.5%
(Cost: $68,013,742)		66,165,129

Liabilities in Excess of Other Assets — (0.5)%		(308,976)

Net Assets — 100.0%		$65,856,153

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$393,840	$—	$(15,513	)(a)	$22	$49	$378,398	378,209	$824	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	401		—
					$22	$49	$378,398		$1,225		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/15/23	$49	$3,237

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,987,305	$55,330,999	$4	$64,318,308
Preferred Stocks	1,326,404	140,392	—	1,466,796
Rights	1,627	—	—	1,627
Short-Term Securities
Money Market Funds	378,398	—	—	378,398
	$10,693,734	$55,471,391	$4	$66,165,129
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,237	$—	$—	$3,237

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company